Schedule of Investments (unaudited)	iShares® Global Energy ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Ampol Ltd.	197,952	$4,257,644
Santos Ltd.	2,730,994	13,855,486
Woodside Energy Group Ltd.	1,596,588	30,065,328
		48,178,458
Austria — 0.2%
OMV AG	119,135	5,178,471

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,564,512	22,669,779

Canada — 12.0%
Cameco Corp.	365,469	17,981,593
Canadian Natural Resources Ltd.	1,805,657	64,317,580
Cenovus Energy Inc.	1,110,986	21,837,223
Enbridge Inc.	1,790,301	63,692,080
Imperial Oil Ltd.	135,227	9,220,405
Pembina Pipeline Corp.	487,452	18,086,374
Suncor Energy Inc.	1,083,653	41,308,800
TC Energy Corp.	872,393	33,070,649
Tourmaline Oil Corp.	277,879	12,603,627
		282,118,331
Chile — 0.1%
Empresas Copec SA	308,491	2,376,664

China — 1.3%
China Petroleum & Chemical Corp., Class H	20,660,000	13,361,222
PetroChina Co. Ltd., Class H	17,748,000	17,921,131
		31,282,353
Colombia — 0.1%
Ecopetrol SA, ADR(a)	205,270	2,296,971

Finland — 0.3%
Neste OYJ	363,716	6,490,325

France — 5.3%
TotalEnergies SE	1,859,677	124,512,319

Italy — 1.5%
Eni SpA	1,966,602	30,196,489
Tenaris SA, NVS	389,110	5,985,422
		36,181,911
Japan — 1.0%
ENEOS Holdings Inc.	2,550,820	13,145,522
Inpex Corp.	784,500	11,520,757
		24,666,279
Norway — 1.3%
Aker BP ASA	261,589	6,684,296
Equinor ASA	833,313	23,869,257
		30,553,553
Portugal — 0.3%
Galp Energia SGPS SA	355,631	7,511,238

Spain — 0.7%
Repsol SA	1,025,026	16,255,558

United Kingdom — 11.8%
BP PLC	14,084,775	84,801,161
Shell PLC	5,353,931	192,034,588
		276,835,749
Security	Shares	Value

United States — 59.4%
APA Corp.	303,819	$8,944,431
Baker Hughes Co., Class A	839,162	29,513,327
Chevron Corp.	1,435,921	224,606,763
ConocoPhillips	924,531	105,747,856
Coterra Energy Inc.	629,365	16,785,165
Devon Energy Corp.	531,372	25,187,033
Diamondback Energy Inc.	149,964	30,021,293
EOG Resources Inc.	483,948	60,914,535
EQT Corp.	371,512	13,738,514
Exxon Mobil Corp.	3,758,221	432,646,401
Halliburton Co.	744,406	25,146,035
Hess Corp.	232,414	34,285,713
Kinder Morgan Inc.	1,623,572	32,260,376
Marathon Oil Corp.	474,154	13,593,995
Marathon Petroleum Corp.	296,702	51,471,863
Occidental Petroleum Corp.	559,202	35,246,502
ONEOK Inc.	491,933	40,117,136
Phillips 66	357,128	50,415,760
Schlumberger NV	1,203,864	56,798,303
Targa Resources Corp.	187,088	24,093,193
Valero Energy Corp.	275,496	43,186,753
Williams Companies Inc. (The)	1,026,989	43,647,032
		1,398,367,979
Total Common Stocks — 98.3%
(Cost: $2,272,248,499)		2,315,475,938

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, ADR	1,931,318	26,343,177

Total Preferred Stocks — 1.1%
(Cost: $32,977,744)		26,343,177

Total Long-Term Investments — 99.4%
(Cost: $2,305,226,243)		2,341,819,115

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%(b)(c)(d)	844,912	845,166
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	6,540,000	6,540,000

Total Short-Term Securities — 0.3%
(Cost: $7,385,250)		7,385,166

Total Investments — 99.7%
(Cost: $2,312,611,493)		2,349,204,281

Other Assets Less Liabilities — 0.3%		6,201,928

Net Assets — 100.0%		$2,355,406,209

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$844,998	(a)	$—		$252	$(84)	$845,166	844,912	$7,730	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—		(1,300,000	)(a)	—	—	6,540,000	6,540,000	86,935		—
						$252	$(84)	$7,385,166		$94,665		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	115	09/20/24	$11,104	$439,502
FTSE 100 Index	16	09/20/24	1,658	(3,517)
				$435,985

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,707,829,724	$607,646,214	$—	$2,315,475,938
Preferred Stocks	26,343,177	—	—	26,343,177
Short-Term Securities
Money Market Funds	7,385,166	—	—	7,385,166
	$1,741,558,067	$607,646,214	$—	$2,349,204,281
Derivative Financial Instruments(a)
Assets
Equity Contracts	$439,502	$—	$—	$439,502
Liabilities
Equity Contracts	—	(3,517)	—	(3,517)
	$439,502	$(3,517)	$—	$435,985

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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